Stock-based Compensation (Deferred Share Unit Plans) (Details) - DSU Plan - Deferred Share Unit Plans	12 Months Ended
Dec. 31, 2019 $ / shares shares
Employee
Share Unit Plans: Units
Share Unit Plans: Outstanding, Beginning Balance | shares	837,109
Share Unit Plans: Granted including DRIP | shares	120,098
Share Unit Plans: Exercised | shares	(252,610)
Share Unit Plans: Outstanding and exercisable, Ending Balance | shares	704,597
Share Unit Plans: Weighted Average Grant Date Fair Value
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding, Beginning Balance | $ / shares	$ 29.54
Share Unit Plans: Weighted Average Grant Date Fair Value: Granted including DRIP | $ / shares	39.05
Share Unit Plans: Weighted Average Grant Date Fair Value: Exercised | $ / shares	19.68
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding and exercisable, Ending Balance | $ / shares	$ 34.69
Director
Share Unit Plans: Units
Share Unit Plans: Outstanding, Beginning Balance | shares	563,521
Share Unit Plans: Granted including DRIP | shares	104,293
Share Unit Plans: Exercised | shares	(136,360)
Share Unit Plans: Outstanding and exercisable, Ending Balance | shares	531,454
Share Unit Plans: Weighted Average Grant Date Fair Value
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding, Beginning Balance | $ / shares	$ 37.07
Share Unit Plans: Weighted Average Grant Date Fair Value: Granted including DRIP | $ / shares	42.25
Share Unit Plans: Weighted Average Grant Date Fair Value: Exercised | $ / shares	29.76
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding and exercisable, Ending Balance | $ / shares	$ 39.96